Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive (loss) income	Total
Balance at Dec. 31, 2021	$ 1,099	$ 2,628,356	$ 767,207	$ 8,993,370	$ 736,196	$ 13,126,228
Balance (in Shares) at Dec. 31, 2021	10,987,679
Adoption of ASC 326
Foreign currency translation adjustment					(638,625)	(638,625)
Net income				638,427		638,427
Balance at Jun. 30, 2022	$ 1,099	2,628,356	767,207	9,631,797	97,571	13,126,030
Balance (in Shares) at Jun. 30, 2022	10,987,679
Balance at Dec. 31, 2022	$ 1,099	2,628,356	836,215	10,340,107	(279,251)	13,526,526
Balance (in Shares) at Dec. 31, 2022	10,987,679
Adoption of ASC 326				(1,787,386)		(1,787,386)
Shares issued	$ 340	14,093,195				14,093,535
Shares issued (in Shares)	3,404,685
Foreign currency translation adjustment					(497,345)	(497,345)
Net income				621,974		621,974
Balance at Jun. 30, 2023	$ 1,439	$ 16,721,551	$ 836,215	$ 9,174,695	$ (776,596)	$ 25,957,304
Balance (in Shares) at Jun. 30, 2023	14,392,364